Provisions and contingencies	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and contingencies	Provisions and contingencies

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2023	892	892

Provisions used during the year	(294)	(294)
Balance at December 31, 2023	598	598

Non-current	274	274
Current	324	324
Total	598	598

Balance at January 1, 2024	598	598

Provisions used during the year	(324)	(324)
Balance at December 31, 2024	274	274

Non-current	—	—
Current	274	274
Total	274	274

The Group is currently involved in three litigations. If applicable, the necessary provisions related to legal and arbitration proceedings are recorded in accordance with the accounting policy as described in Note 1.17.

The first claim relates to advisory services provided by RMK Maritime (RMK). RMK has commenced legal proceedings in the London High Court against CMB.TECH seeking $12,993,720 in damages in relation to unpaid advisory services provided by RMK to CMB.TECH concerning its merger with Gener8 in 2016 and 2017. RMK is trying to argue that they are entitled to additional compensation beyond the sums they agreed to accept in a written Advisory Agreement. RMK issued the legal proceedings on September 30, 2022, CMB.TECH's defence was served on December 29, 2022, and RMK's reply was thereafter. Cash security for CMB.TECH’s costs has been partially posted with the remainder due on April 1, 2025. The case is developing, and witness statements have been exchanged. The case is due to be heard before the court in May 2025. Based on external legal advice, management believes that it has strong arguments that the risk of an outflow is less than probable and therefore no provision is recognized.

The second claim relates to the deal concluded with Frontline. A writ of summons before the Enterprise Court of Antwerp on behalf of CMB NV was served on April 8, 2024. A similar summons was served on CMB.TECH NV on the same day. The various entities involved on the Frontline side are also being sued. Introductory hearings took place on Tuesday, June 4, 2024, when the Court set the procedural agenda, giving each party in turn the opportunity to file written proceedings up to March 2026 and providing for oral pleadings on May 4 and 11, 2026. The claim of FourWorld and others in the Antwerp Enterprise Court runs more or less parallel with FourWorld's earlier claim before the Markets Court in Brussels, namely the annulment of three decisions taken by the Company's general assembly: the sale of 24 tankers by CMB.TECH to Frontline, the termination of the arbitration procedure between CMB.TECH and Frontline, and the takeover of CMB.TECH Enterprises by the Company. Damages are provisionally estimated at one EUR pending a final budget. We estimate the merits of FourWorld’s claim to be low and rather regard their claims as a nuisance. This claim before the Antwerp Enterprise Court follows earlier complaints and applications filed by FourWorld against CMB NV before the United States District Court for the Southern District Court of New York and before the Markets Court of the Brussels Court of Appeal in Belgium. In March 2024, the courts both in Belgium and the US rejected all of FourWorld's requests to suspend CMB NV's mandatory offer. Consequently, no further proceedings are pending in New York. Before the Markets Court in Brussels, the case on the merits was decided on September 6, 2024. This decision led to the re-opening of the bid by the Company at the original price, increased by $0.52 (fifty-two dollar cents).

Thirdly, the Group is currently party to a number of arbitration proceedings related to the vessel Oceania. It concerns proceedings in London, Singapore and Malaysia.
As part of one of the proceedings the vessel Oceania was arrested and to secure the release of the vessel the Company posted a cash security of MYR210 million (approximately $46 million) with the High Court of Malaysia.
Hearings are scheduled for August or September this year, with a possibility for the Company to appeal which would bring the case well into 2026.
Considering the facts and circumstances of the case and external as well as internal advice from counsel, management is of the opinion that it is not more likely than not that an outflow of resources will be required to settle any obligation and that consequently no provision needs to be accounted for at the moment.

Furthermore, the Group is involved in a number of disputes in connection with its day-to-day activities, both as claimant and defendant. Such disputes and the associated expenses of legal representation are covered by insurance. Moreover, they are not of a magnitude that lies outside the ordinary, and their scope is not of such a nature that they could jeopardize the Group's financial position.